Summary of Significant Accounting Policies - Schedule of Statements of Income and Comprehensive Income (Details)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Statements of Income and Comprehensive Income [Abstract]
Year-end spot rate	7.8499	7.8083
Average rate	7.7893	7.819